Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial liabilities– Warrants from public offerings	Liability 6,318	Liability 4,353
Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial liabilities – Embedded derivatives	SFr 310,439
Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial assets		SFr 219,615